Convertible Notes	6 Months Ended
Jun. 30, 2024
Convertible Notes [Abstract]
Convertible Notes

Note 10 — Convertible Notes

	June 30, 2024	December 31, 2023

Streeterville note	$-	$5,020,633
YA notes	5,584,422	-
	$5,584,422	$5,020,633

Streeterville note

On September 1, 2022, the Group entered into a securities purchase agreement with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Group issued the Investor an unsecured promissory note on September 1, 2022 in the original principal amount of $8,640,000 (the “Streeterville Note”), convertible into Class A ordinary shares of the Group, for $8,000,000 in gross proceeds. The transaction contemplated by the Purchase Agreement closed on September 1, 2022. The Streeterville Note bears interest at a rate of 6% per annum compounding daily. All outstanding principal and accrued interest on the Streeterville Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Group (the “Purchase Price Date”). The Streeterville Note includes an original issue discount of $640,000 along with $20,000 for Streeterville’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Group may prepay all or a portion of the Streeterville Note at any time by paying 120% of the outstanding balance elected for pre-payment.

The Group elected the fair value option to account for the Streeterville note on instrument-by-instrument basis and engaged an independent valuation firm to perform the valuation. The fair value of the Streeterville note is calculated using the binomial tree model. The convertible notes are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Group’s own assumptions in measuring fair value. Significant inputs used in developing the fair value of the convertible notes include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion.

For the year ended December 31, 2022, Streeterville delivered conversion notice in an aggregate of principle of $1,250,310 to the Group and the Group issued an aggregate of 58,257 (split-adjusted 2,913) Class A ordinary shares of the Group to Streeterville. For the year ended December 31, 2023, the Group repaid principal and interest in cash of $1,250,000 and issued in aggregated of 111,875 (split-adjusted 5,594) Class A ordinary shares to Streeterville upon conversions. As of December 31, 2023, the fair value of outstanding Streeterville note was 5,020,633.

For the six months ended June 30, 2024, the Group fully repaid the remaining principal and interest in aggerate of $4,059,983 in cash payments to Streeterville. As of June 30, 2024, the fair value of outstanding Streeterville note was Nil. For the six months ended June 30, 2024 and 2023, the Group recognized a gain of change in fair value of convertible note of $1,048,271 and a loss of change in fair value of convertible note of $530,501, respectively. Interest expense recognized for these convertible notes for the six months ended June 30, 2024 and 2023, were $87,621 and $157,607, respectively

YA 2024 Notes

On May 16, 2024, the Group entered into entered into a standby equity purchase agreement with YA II PN, LTD (“YA”) Pursuant to the Purchase Agreement, YA purchases convertible notes in the principal amount of $8,000,000 (the “YA 2024 Notes”) and up to $30,000,000 (the “Commitment Amount”). The offering will be conducted in four tranches and each closing has conditions specified in the agreement. The principal will become due and payable before maturity date defined in specific agreement and bears an annual interest rate of 8% unless earlier converted or redeemed by the Group. At any time before the maturity date, YA may convert convertible notes at its option into Class A Ordinary Shares. The Group has the right, but not the obligation, to redeem a portion or all amounts outstanding under the convertible notes prior to the maturity date at a cash redemption price equal to the outstanding principal balance to be redeemed, plus the redemption premium, plus accrued and unpaid interest. The Group shall pay to the Investor a structuring fee in amount of $15,000 and shall pay to the Investor on the date of initial registration statement has been declared effective a commitment fee in amount equal to 1% (the “Commitment Fee”) of the Commitment Amount in cash or by issuance of ordinary shares (the “Commitment Shares”) which is equal to the Commitment Fee divided by the closing price of the ordinary shares as of the trading day immediately prior to the effective of the initial registration statement. The Group accounted for the above structuring fee and Commitment Fee as direct financing costs with the portion of $62,570 as direct financing cost to YA Notes and the remaining portion of $237,430 as deferred financing cost included in the prepayments, deposits and other assets.

On May 16, 2024, The Group closed the first tranche of the YA 2024 Notes for the principal amount of $4,756,986 with an origin issue discount (“OID”) of 7% for a maturity date at May 16, 2025. The net proceed from the first closing was $4,162,347 (after deducting OID and other issuance costs).

On June 17, 2024, The Group closed the second tranche of the YA 2024 Notes for the principal amount of $1,500,000 with an origin issue discount (“OID”) of 7% for a maturity date at May 16, 2025. The net proceed from the second tranche was $1,317,225 (after deducting OID and other issuance costs).

The Group adopted ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”) by using a modified retrospective transition method. In accordance with ASU 2020-06, since the YA 2024 Notes were not issued at a substantial premium, all of the proceeds received from the issuance are recorded as a liability on the unaudited condensed consolidated balance sheet in accordance with ASC 470-20. That is, no portion of the proceeds from issuing are attributed to the conversion option at inception. The difference between the principal amount and net proceeds from the issuance is considered debt discount and is amortized at their respective effective interest rates to accrete the carrying value to its face value on the respective put dates. During six months ended June 30, 2024, the effective interest rates of the first and second tranche of the YA 2024 Notes were 17.6% and 24.3%, respectively. The aggregated effective interest expense amounted to $104,850 for the six months ended June 30, 2024.